Intangible Assets Other Than Goodwill (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Period of maturity
Within one year	$ 14,501
Year Two	14,164
Year Three	14,411
Year Four	15,706
Year Five	12,307
Thereafter	93,586
Total	164,675
Trade Name
Period of maturity
Within one year	3,853
Year Two	3,853
Year Three	3,853
Year Four	3,860
Year Five	3,853
Thereafter	55,263
Total	74,535
Favorable lease terms
Period of maturity
Within one year	12,876
Year Two	12,539
Year Three	11,398
Year Four	11,324
Year Five	7,022
Thereafter	3,366
Total	58,525
Unfavorable lease terms
Period of maturity
Within one year	(4,933)
Year Two	(4,933)
Year Three	(3,545)
Year Four	(2,183)
Year Five	(1,273)
Thereafter	(5,734)
Total	(22,601)
Port terminal operating rights
Period of maturity
Within one year	930
Year Two	930
Year Three	930
Year Four	930
Year Five	930
Thereafter	22,948
Total	27,598
Customer relationships
Period of maturity
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	17,743
Total	$ 26,618